Western Asset Management Strategic Bond Opportunities Portfolio Shareholder Fees - Western Asset Management Strategic Bond Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E
Prospectus [Line Items]
Shareholder Fee, Other	$ 0